Retirement benefit plan - Schedule of defined benefit liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ 110	$ (31)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	2,054	1,977
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ (1,944)	$ (2,008)